CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ 1,753,666	$ (2,104,430)
Non cash financing activities:
Common stock issued in settlement of debt			375,999	9,890
Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			1,753,666	(2,104,430)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt discount			310,484	171,263
Amortization of deferred compensation				121,288
Stock issued for services and compensation			557,766	92,985
Loan fees on new borrowings			17,176	343,827
New derivatives recorded as loan fees			159,132
(Gain) loss on derivative valuation			(84,284)	(246,939)
Loss on debt settlement			(3,170,326)
Changes in operating assets and liabilities:
Change in receivables			(150,000)	57,076
Change in deferred costs			1,793	884
Change in prepaid and other assets				106,664
Change in accounts payable and accrued liabilities			265,801	223,158
Change in deferred revenue			(7,321)	(28,457)
Change in accrued interest			133,915	128,615
Change in accrued interest - related parties			19,178	25,524
Net cash used in operating activities			(193,019)	(1,108,542)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds (repayments) for related party payables, net			65,480	57,594
Proceeds from new lending			92,500	375,010
Repayments for debt			(126,607)	(122,102)
Proceeds from the sale of stock			157,500
Net cash provided by financing activities			188,872	310,502
Net increase (decrease) in cash and cash equivalents			(4,147)	(798,040)
Cash and cash equivalents-beginning of period	$ 3,550	$ 7,697	7,697	805,737
Cash and cash equivalents-end of period			3,550	7,697
Cash paid during the period for:
Interest
Income taxes
Non cash financing activities:
Common stock issued for accounts payable and accrued liabilities			173,647
Common stock issued in non cash settlement of debt			2,119,024	3,000
Common stock issued for related party payables			890,948
Subscription receivable recorded as contributed capital			250,000
Derivative recorded as a debt discount			127,208
Reclass derivative from liability to equity upon debt payoff			277,778	162,190
Successor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(5,941,233)	(1,491,056)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Loss on debt settlement	2,767,422
Changes in operating assets and liabilities:
Change in receivables	325,936	(399,592)
Change in accounts payable and accrued liabilities	(112,847)	1,204,172
Change in deferred revenue	122,399	463,533
Change in accrued interest	76,602
Change in accrued interest - related parties	3,000
Net cash used in operating activities	(1,589,914)	(122,910)
Depreciation	1,107	1,138
Stock issued for services and license agreement	47,591
Debt issuance costs - related party		100,395
Loss on spin-off of operations	1,118,609
Change in deposits	1,500	(1,500)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received in reverse acquisition	3,550
Net cash provided by investing activities	3,550
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments for debt	(556,085)	(55,999)
Proceeds from the sale of stock	492,000	25,000
Net cash provided by financing activities	1,586,668	52,836
Proceeds from related parties	368,253	210,000
Repayments for related party payables	(392,500)	(495,373)
Proceeds from debt	1,675,000	500,000
Dividends paid		(130,792)
Net increase (decrease) in cash and cash equivalents	304	(70,074)
Cash and cash equivalents-beginning of period	1,616	70,298	70,298
Cash and cash equivalents-end of period	1,920	224	$ 1,616	$ 70,298
Cash paid during the period for:
Interest	78,000	96,645
Income taxes	13,340	$ 120
Non cash financing activities:
Common stock issued in non cash settlement of debt	2,322,606
Common stock issued for reverse acquisition	662,048
Common stock issued in settlement of debt	2,322,606
Common stock issued for prepaid services and long term license agreement	$ 2,215,909